Reinsurance Level 4 Reinsurance Revenues (Details) - Life Annuity Accident and Health Insurance Product Line [Member] - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Fee Income Earned Premium and Other Life	$ 1,059	$ 1,439	$ 2,221	$ 2,375
Assumed Premiums Earned	48	66	125	115
Ceded Premiums Earned	(684)	(972)	(1,570)	(1,627)
Net Fee Income Earned Premium and Other Life	$ 423	$ 533	$ 776	$ 863